Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
REVENUES		$ 5,453,241	$ 3,122,324	$ 6,294,667
COST OF REVENUES
COST OF REVENUES		(1,862,558)	(957,112)	(1,356,798)
GROSS PROFIT		3,590,683	2,165,212	4,937,869
OPERATING EXPENSES
Selling expenses		(2,481,130)	(948,565)	(979,097)
General and administrative expenses		(3,587,167)	(2,136,437)	(915,550)
Total operating expenses		(6,068,297)	(3,085,002)	(1,894,647)
(LOSS) INCOME FROM OPERATIONS		(2,477,614)	(919,790)	3,043,222
OTHER INCOME, NET
Other income		63,771	31,248	44,040
Other expense		(18,794)	(4,054)	(1,415)
Total other income, net		44,977	27,194	42,625
NET (LOSS) INCOME BEFORE INCOME TAXES		(2,432,637)	(892,596)	3,085,847
Income tax (expenses) benefit		(115,031)	121,113	(777,221)
NET (LOSS) INCOME		(2,547,668)	(771,483)	2,308,626
Other comprehensive (loss) income
Foreign currency translation (loss) income		(86,942)	(203,486)	39,076
TOTAL COMPREHENSIVE (LOSS) INCOME		$ (2,634,610)	$ (974,969)	$ 2,347,702
Basic (loss) earnings per share (in Dollars per share)	[1]	$ (0.18)	$ (0.06)	$ 0.19
Weighted average number of common shares outstanding - basic (in Shares)	[1]	13,947,917	12,000,000	12,000,000
Third parties
REVENUES
REVENUES		$ 4,840,378	$ 3,122,324	$ 5,268,730
COST OF REVENUES
COST OF REVENUES		(1,715,260)	(957,112)	(1,354,252)
Related Parties
REVENUES
REVENUES		612,863		1,025,937
COST OF REVENUES
COST OF REVENUES		$ (147,298)		$ (2,546)

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).